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                                 OMB Approval
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                           OMB Number:              3235-0582
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                           Expires:              May 31, 2021
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                           Estimated average burden
                           hours per response..           7.2
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                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-07358

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              Duff & Phelps Utility and Corporate Bond Trust Inc.
              (Exact name of registrant as specified in charter)

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            David Grumhaus
       Duff & Phelps Utility and                 Lawrence R. Hamilton
       Corporate Bond Trust Inc.                    Mayer Brown LLP
        200 S Wacker Dr Ste 500                  71 South Wacker Drive
        Chicago Illinois 60606                  Chicago, Illinois 60606

              (Address of principal executive offices)(Zip code)

                   200 S Wacker Dr, Chicago, Illinois 60606
                    (Name and address of agent for service)

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       Registrant's telephone number, including area code: 312-263-2610

                      Date of fiscal year end: October 31

            Date of reporting period: July 1, 2020 to June 30, 2021

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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07358
Reporting Period: 07/01/2020 - 06/30/2021
Duff & Phelps Utility and Corporate Bond Trust









=============== Duff & Phelps Utility and Corporate Bond Trust * ===============

* On March 5, 2021, DUC ceased operations and liquidated and on May 26, 2021, an order was granted by the Securities and Exchange Commission de-registering DUC as an investment company

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)*    /s/ DAVID GRUMHAUS

      David Grumhaus
      President and Chief Executive Officer

Date  August 16, 2021

* Print the name and title of each signing officer under his or her signature.